EARNINGS (LOSS) PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,763,088
December 2018 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,153,642
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 19.62
September 2022 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,790,860
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 7.166
November 2022 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,581,720
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 7.166